Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Jul. 31, 2026 USD ($)	Dec. 31, 2024 CAD ($)	Jun. 30, 2026 CAD ($)	Aug. 31, 2026 USD ($)	Jul. 31, 2026 CAD ($)	May 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life		25 months
Short-form base shelf prospectus, principal amount, up to		$ 2,000
ATM Program, principal amount, maximum		$ 500
ATM Program, remaining amount available			$ 500
Short-form base shelf prospectus, remaining amount available			1,500
Total credit facilities			$ 5,892					$ 5,773
Credit facility | Bank concentration risk | No one bank
Debt Instrument [Line Items]
Concentration risk percentage			20.00%
Fortis | Unsecured committed revolving credit facilities
Debt Instrument [Line Items]
Total credit facilities						$ 1,300
Unsecured | Fortis
Debt Instrument [Line Items]
Debt, redeemed amount							$ 115
Unsecured | Fortis | Forecast
Debt Instrument [Line Items]
Debt, redeemed amount				$ 75
First mortgage bonds, July issuance, 2044 maturity | Secured | Subsequent Event | ITC
Debt Instrument [Line Items]
Debt instrument, face amount	$ 50
Debt term	18 years
Interest rate	5.41%				5.41%
First mortgage bonds, July issuance, 2047 maturity | Secured | Subsequent Event | ITC
Debt Instrument [Line Items]
Debt instrument, face amount	$ 100
Debt term	21 years
Interest rate	5.53%				5.53%
Unsecured senior notes, July issuance, 2056 maturity | Unsecured | Subsequent Event | FortisAlberta
Debt Instrument [Line Items]
Debt instrument, face amount					$ 200
Debt term	30 years
Interest rate	4.92%				4.92%
Committed facilities with maturities ranging from 2024 through 2028
Debt Instrument [Line Items]
Total credit facilities			$ 5,500